ORGANIZATION AND NATURE OF BUSINESS - 10-K	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS	ORGANIZATION AND NATURE OF BUSINESS
PACS Group, Inc. (PACS Group), a Delaware corporation, was incorporated on March 24, 2023. PACS Group is a holding company which consolidates various operating and other subsidiaries. PACS Group’s applicable operating subsidiaries operate various skilled nursing facilities (SNF) and assisted living facilities (ALF). PACS Group also owns other subsidiaries that are engaged in the acquisition, ownership, and leasing of health care-related properties. As of December 31, 2023 PACS Group subsidiaries operated 208 health care facilities in the states of Arizona, California, Colorado, Kentucky, Missouri, Nevada, Ohio, South Carolina, and Texas. PACS Group subsidiaries operated approximately 22,950 skilled nursing beds and 690 assisted living beds as of that date. As of December 31, 2023, PACS Group subsidiaries operated 179 facilities under long-term lease arrangements and had options to purchase 11 of those facilities.
PACS Group subsidiaries have investments in joint ventures that own the underlying real estate and related improvements of 14 post-acute care facilities that are operated by other PACS Group subsidiaries. PACS Group also owns subsidiaries that own real estate and related improvements that are leased to applicable affiliated SNF operating entities and one non-affiliated ALF operating entity. PACS Group’s real estate portfolio includes 29 properties which are operated and managed by applicable PACS Group subsidiaries.
Providence Administrative Consulting Services, Inc. (PACS), a California corporation, is a subsidiary of PACS Group and provides administrative support services, on a consulting basis, to other subsidiaries of PACS Group.
PACS Group also has a wholly-owned captive insurance subsidiary, Welsch Insurance Ltd. (Welsch). Welsch provides coverage to various consolidated operating subsidiaries related to Professional Liability and General Liability (PLGL) insurance.
Reorganization
Prior to June 30, 2023, Providence Group, Inc. (PGI) owned the operating subsidiaries of PACS Group. On June 30, 2023, PGI and its consolidated subsidiaries reorganized (the Reorganization) to facilitate their entrance into a new credit agreement, dated June 30, 2023 (the New Credit Agreement), between certain lenders party thereto, Truist Bank, as administrative agent, PACS Group, and PACS Holdings, LLC (PACS Holdings) as borrower thereunder. PACS Group and its wholly owned subsidiary PACS Holdings were created on March 24, 2023, and April 10, 2023, respectively, in anticipation of the Reorganization. The equity interests of certain other direct or indirect wholly-owned subsidiaries of PGI at the time of the Reorganization were also contributed to other new direct or indirect wholly-owned subsidiaries of PACS Group to facilitate the New Credit Agreement. PACS Group and its consolidated subsidiaries subsequent to the Reorganization are collectively referred to herein as the Company. The New Credit Agreement is described in Note 8.
The Reorganization was effected by the two then-existing stockholders of PGI (which at the time was the direct or indirect parent company of all consolidated entities comprising the Company), contributing their respective shares in PGI to newly-formed PACS Holdings, in exchange for a proportionate interest of shares in newly-formed PACS Group (via issuance of shares of PACS Group), and thus became the sole stockholders of PACS Group.
As a result of the Reorganization, (i) for most practical purposes PACS Group in effect became the successor to the historical consolidated business of PGI, and (ii) both of the two stockholders of PGI immediately prior to the Reorganization became the sole stockholders of PACS Group, and maintained their respective pro rata ownership percentage in PACS Group that they held in PGI immediately prior to the Reorganization (which was and remained 50/50).
The Reorganization was accounted for as an equity reorganization between entities under common control. The Reorganization combined entities that historically have not been presented together resulting in financial statements that are effectively considered to be those of a different reporting entity. Accordingly, the historical financial statements for periods prior to the Reorganization represent combined financial statements and the financial statements after the Reorganization represent consolidated financial statements. The contribution of shares of PGI and receipt of shares of PACS Group will be accounted on a retrospective basis. Accordingly, all share and per share amounts in these combined/consolidated financial statements and related notes have been retrospectively restated, where applicable, for all periods herein, to give effect to the current shares outstanding of PACS Group.
ORGANIZATION AND NATURE OF BUSINESS
PACS Group, Inc. (PACS Group or the Company), a Delaware corporation, was incorporated on March 24, 2023. PACS Group is a holding company which consolidates various operating and other subsidiaries. PACS Group’s applicable operating subsidiaries operate various skilled nursing facilities (SNF) and assisted living facilities (ALF). PACS Group also owns other subsidiaries that are engaged in the acquisition, ownership, and leasing of health care-related properties. As of June 30, 2024, PACS Group subsidiaries operated 220 health care facilities in the states of Arizona, California, Colorado, Kentucky, Missouri, Nevada, Ohio, South Carolina, and Texas. PACS Group subsidiaries operated approximately 24,480 skilled nursing beds and 880 assisted living beds as of that date. As of June 30, 2024, PACS Group subsidiaries operated 182 facilities under long-term lease arrangements and had options to purchase 13 of those facilities.
PACS Group subsidiaries have investments in joint ventures that own the underlying real estate and related improvements of 12 post-acute care facilities that are operated by other PACS Group subsidiaries. PACS Group also owns subsidiaries that own real estate and related improvements that are leased to applicable affiliated SNF operating entities and one non-affiliated ALF operating entity. PACS Group’s real estate portfolio includes 38 properties which are operated and managed by applicable PACS Group subsidiaries.
Providence Administrative Consulting Services, Inc., a California corporation, is a subsidiary of PACS Group and provides administrative support services, on a consulting basis, to other subsidiaries of PACS Group.
PACS Group also has a wholly-owned captive insurance subsidiary, Welsch Insurance Ltd. (Welsch). Welsch provides coverage to various consolidated operating subsidiaries related to professional liability and general liability (PLGL) insurance.
Reorganization
Prior to June 30, 2023, Providence Group, Inc. (PGI) owned the operating subsidiaries of PACS Group. On June 30, 2023, PGI and its consolidated subsidiaries reorganized (the Reorganization) to facilitate their entrance into a new credit agreement, dated June 30, 2023 (the New Credit Agreement), between certain lenders party thereto, Truist Bank (Truist), as administrative agent, PACS Group, and PACS Holdings, LLC (PACS Holdings) as borrower thereunder. PACS Group and its wholly owned subsidiary PACS Holdings were created on March 24, 2023, and April 10, 2023, respectively, in anticipation of the Reorganization. The equity interests of certain other direct or indirect wholly-owned subsidiaries of PGI at the time of the Reorganization were also contributed to other new direct or indirect wholly-owned subsidiaries of PACS Group to facilitate the New Credit Agreement. PACS Group and its consolidated subsidiaries subsequent to the Reorganization are collectively referred to herein as the Company. The New Credit Agreement is described in Note 6, “Credit Facilities”.
The Reorganization was effected by the two then-existing stockholders of PGI (which at the time was the direct or indirect parent company of all consolidated entities comprising the Company), contributing their respective shares in PGI to newly-formed PACS Holdings, in exchange for a proportionate interest of shares in newly-formed PACS Group (via issuance of shares of PACS Group), and thus became the sole stockholders of PACS Group.
As a result of the Reorganization, (i) for most practical purposes PACS Group in effect became the successor to the historical consolidated business of PGI, and (ii) both of the two stockholders of PGI immediately prior to the Reorganization became the sole stockholders of PACS Group, and maintained their respective pro rata ownership percentage in PACS Group that they held in PGI immediately prior to the Reorganization (which was and remained 50/50).
The Reorganization was accounted for as an equity reorganization between entities under common control. The Reorganization combined entities that historically have not been presented together resulting in financial statements that are effectively considered to be those of a different reporting entity. Accordingly, the historical financial statements for periods prior to the Reorganization represent combined financial statements and the financial statements after the Reorganization represent consolidated financial statements. The contribution of shares of PGI and receipt of shares of PACS Group were accounted for on a retrospective basis. Accordingly, all share and per share amounts in these condensed combined/consolidated financial statements and related notes have been retrospectively restated, where applicable, for all periods herein, to give effect to the current shares outstanding of PACS Group.